Other Receivables- Long Term (Schedule of other receivables long term) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other non-current receivables [abstract]
Income receivables	$ 50	$ 180
Prepaid expenses	183	0
Other Receivables- Long Term	$ 233	$ 180